Acquisitions - Schedule of Fair Value of Assets Acquired and Liabilities Assumed (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Total consideration received	$ 8,880
Cash and cash equivalents	17
Short-term receivables	113
Prepaid expenses	42
Property, plant, equipment and graphite mineral interests	8,973
Total assets	9,145
Accounts payable and accrued liabilities	265
Total liabilities	265
Net assets	8,880
Cash [Member]
Total consideration received	2,397
Common Shares for Replacement of Alabama Graphite Shares [Member]
Total consideration received	6,394
Options for Replacement of Alabama Graphite Options [Member]
Total consideration received	35
Warrants for Replacement of Alabama Graphite Warrants [Member]
Total consideration received	$ 54